UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09205
                                                    ------------
                      ADVANTAGE ADVISERS XANTHUS FUND, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               NEW YORK, NY 10166
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               NEW YORK, NY 10022
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           --------------
                      Date of fiscal year end: DECEMBER 31
                                              -------------
                   Date of reporting period: DECEMBER 31, 2008
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                 Advantage Advisers
                               Xanthus Fund, L.L.C.

                            Financial Statements
                          with Report of Independent
                        Registered Public Accounting Firm

                      For the Year Ended December 31, 2008

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2008





                                    CONTENTS





Report of Independent Registered Public Accounting Firm ...................    1

Statement of Assets, Liabilities and Members' Capital .....................    2

Schedule of Portfolio Investments .........................................    3

Schedule of Securities Sold, Not Yet Purchased ............................    9

Schedule of Swap Contracts ................................................   16

Statement of Operations ...................................................   19

Statements of Changes in Members' Capital .................................   20

Notes to Financial Statements .............................................   21

Supplemental Information (Unaudited) ......................................   33

                               [GRAPHIC OMITTED]

                                                   ERNST & YOUNG LLP
                                                   5 Times Square
                                                   New York, New York 10036-6530
                                                   Tel: (212) 773 3000


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Managers of
Advantage Advisers Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Xanthus Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased, and swap contracts as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Advantage Advisers Xanthus Fund, L.L.C. at December 31, 2008, the results of its operations for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.




                                   /s/ Ernst & Young LLP


New York, New York
February 24, 2009

                                   A member firm of Ernst & Young Global Limited

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                                           DECEMBER 31, 2008

ASSETS
Investments in securities, at market value (cost: $749,915,625)                                            $   629,493,553
Cash and cash equivalents                                                                                       51,508,635
Due from broker (including Australian Dollars of $198,612 with a cost $192,801,
  Hong Kong Dollars of $10,163,700 with a cost of $10,163,962, and
  Swedish Kronor of $43,631 with a cost of $50,227)                                                            366,094,602
Receivable for investment securities sold                                                                       67,696,525
Dividends receivable                                                                                               318,413
Interest receivable                                                                                                185,078
Other assets                                                                                                       162,848
                                                                                                           ---------------
    TOTAL ASSETS                                                                                             1,115,459,654
                                                                                                           ---------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds: $436,701,986)                                   368,231,774
Payable for investment securities purchased                                                                     73,704,357
Withdrawals payable (see note 3)                                                                                43,646,706
Due to broker (including British Pounds of $1 with a cost of $1,
  Euros of $16,604,614 with a cost of $15,448,842,
  Japanese Yen of $5,999,036 with a cost of $6,052,786, and
  Swiss Francs of  $98,164 with a cost of $99,463)                                                              22,701,815
Accrued capital gain country tax (see note 2)                                                                    3,845,460
Net unrealized depreciation on swap contracts                                                                    1,005,430
Dividends payable on securities sold, not yet purchased                                                            323,954
Accounting and investor services fees payable                                                                       89,673
Accrued expenses                                                                                                   814,981
                                                                                                           ---------------
  TOTAL LIABILITIES                                                                                            514,364,150
                                                                                                           ---------------

      NET ASSETS                                                                                           $   601,095,504
                                                                                                           ===============


MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                                  $   655,458,894
Net unrealized depreciation on investments, foreign currency, and swap transactions                            (54,363,390)
                                                                                                           ---------------
    MEMBERS' CAPITAL - NET ASSETS                                                                          $   601,095,504
                                                                                                           ===============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  INVESTMENTS IN SECURITIES - 104.72%
                  COMMON STOCK - 104.34%
                  UNITED STATES - 64.99%
                     BUILDING PRODUCTS - CEMENT / AGGREGATE - 0.97%
         169,300        Texas Industries, Inc.                                                                 $  5,840,850
                                                                                                               ------------
                     COMMERCIAL SERVICES - 1.84%
         559,070        Quanta Services, Inc.*                                                                   11,069,586
                                                                                                               ------------
                     COMPUTERS - 3.02%
         212,930        Apple, Inc.*                                                                             18,173,575
                                                                                                               ------------
                     COMPUTERS - MEMORY DEVICES - 2.72%
       1,704,770        SanDisk Corp.*                                                            (a)            16,365,792
                                                                                                               ------------
                     DIVERSIFIED BANKING INSTITUTE - 3.03%
         576,760        JPMorgan Chase & Co.                                                                     18,185,243
                                                                                                               ------------
                     E-COMMERCE / PRODUCTS - 2.36%
         276,370        Amazon.com, Inc.*                                                         (a)            14,172,254
                                                                                                               ------------
                     E-COMMERCE / SERVICES - 5.90%
         481,465        Priceline.com, Inc.*                                                      (a)            35,459,897
                                                                                                               ------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 8.97%
         961,210        Altera Corp.                                                                             16,061,819
         885,760        Broadcom Corp., Class A*                                                  (a)            15,031,347
         771,520        Micron Technology, Inc.*                                                                  2,036,813
         686,650        Monolithic Power Systems, Inc.*                                           (a)             8,658,657
         681,020        Xilinx, Inc.                                                                             12,135,776
                                                                                                               ------------
                                                                                                                 53,924,412
                                                                                                               ------------
                     ENERGY - ALTERNATE SOURCES - 3.29%
         143,180        First Solar, Inc.*                                                        (a)            19,753,113
                                                                                                               ------------
                     ENTERPRISE SOFTWARE / SERVICES - 4.66%
         621,360        CA, Inc.                                                                  (a)            11,513,801
         709,760        Informatica Corp.*                                                        (a)             9,745,005
         723,300        Lawson Software, Inc.*                                                    (a)             3,428,442
         426,325        Taleo Corp., Class A*                                                                     3,338,124
                                                                                                               ------------
                                                                                                                 28,025,372
                                                                                                               ------------
                     ENTERTAINMENT SOFTWARE - 1.84%
         690,915        Electronic Arts, Inc.*                                                    (a)            11,082,277
                                                                                                               ------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                     FIDUCIARY BANKS - 2.84%
         602,730        Bank of New York Mellon Corp.                                                         $  17,075,341
                                                                                                              -------------
                     INDUSTRIAL AUDIO & VIDEO PRODUCTION - 1.41%
         257,700        Dolby Laboratories, Inc., Class A*                                        (a)             8,442,252
                                                                                                              -------------
                     MEDICAL - BIOMEDICAL / GENETICS - 0.90%
         139,140        OSI Pharmaceuticals, Inc.*                                                (a)             5,433,417
                                                                                                              -------------
                     REGISTERED INVESTMENT COMPANY - 5.18%
         606,160        iShares FTSE / Xinhua China 25 Index Fund                                 (a)            17,633,194
          56,420        iShares iBoxx $ High Yield Corporate Bond Fund                                            4,292,434
         101,720        SPDR Trust Series 1                                                                       9,179,213
                                                                                                              -------------
                                                                                                                 31,104,841
                                                                                                              -------------
                     RETAIL - DISCOUNT - 2.93%
         314,380        Wal-Mart Stores, Inc.                                                                    17,624,143
                                                                                                              -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.78%
       1,505,770        Atmel Corp.*                                                              (a)             4,713,060
                                                                                                              -------------
                     WEB PORTALS / ISP - 5.28%
         103,150        Google, Inc., Class A*                                                    (a)            31,734,097
                                                                                                              -------------
                     WIRELESS EQUIPMENT - 7.07%
       1,185,845        QUALCOMM, Inc.                                                            (a)            42,488,826
                                                                                                              -------------
                  TOTAL UNITED STATES (COST $456,085,346)                                                     $ 390,668,348
                                                                                                              -------------
                  AUSTRALIA - 0.31%
                     INVESTMENT COMPANIES - 0.31%
       2,431,739        Babcock & Brown Capital, Ltd.*                                                            1,864,947
                                                                                                              -------------
                  TOTAL AUSTRALIA (COST $2,177,263)                                                           $   1,864,947
                                                                                                              -------------
                  BERMUDA - 2.55%
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.55%
       2,300,360        Marvell Technology Group, Ltd.*                                                          15,343,401
                                                                                                              -------------
                  TOTAL BERMUDA (COST $15,819,287)                                                            $  15,343,401
                                                                                                              -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  CHINA - 7.98%
                     BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.87%
       4,353,694        China National Building Material Co., Ltd., Class H                                   $   5,229,915
                                                                                                              -------------
                     COMMERCIAL BANKS - NON U.S. - 2.12%
      24,225,087        Industrial and Commercial Bank of China, Ltd.                                            12,753,007
                                                                                                              -------------
                     MACHINERY - FARM - 0.19%
       4,740,182        First Tractor Co., Ltd., Class H*                                                         1,125,382
                                                                                                              -------------
                     WEB PORTALS / ISP - 4.80%
       1,078,171        Netease.com, Inc. - Sponsored ADR*                                        (a)            23,827,579
         217,450        Sina Corp.*                                                                               5,033,968
                                                                                                              -------------
                                                                                                                 28,861,547
                                                                                                              -------------
                  TOTAL CHINA (COST $51,315,227)                                                              $  47,969,851
                                                                                                              -------------
                  FRANCE - 3.17%
                     ENTERTAINMENT SOFTWARE - 3.17%
         981,622        UBISOFT Entertainment SA*                                                                19,034,789
                                                                                                              -------------
                  TOTAL FRANCE (COST $28,388,464)                                                             $  19,034,789
                                                                                                              -------------
                  GERMANY - 2.74%
                     FINANCE - OTHER SERVICES - 2.74%
         233,484        Deutsche Boerse AG                                                                       16,487,333
                                                                                                              -------------
                  TOTAL GERMANY (COST $21,795,188)                                                            $  16,487,333
                                                                                                              -------------
                  HONG KONG - 8.45%
                     AGRICULTURAL OPERATIONS - 0.66%
       4,979,283        China Green Holdings, Ltd.                                                                3,964,050
                                                                                                              -------------
                     AUTOMOBILE / TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.22%
       5,027,231        Xinyi Glass Holdings Co., Ltd.                                                            1,349,209
                                                                                                              -------------
                     BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.35%
     119,884,896        CATIC International Holdings, Ltd.*                                                       2,072,795
                                                                                                              -------------
                     DIVERSIFIED OPERATIONS - 2.37%
       1,222,268        Beijing Enterprises Holdings, Ltd.                                                        4,983,571



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  HONG KONG - (CONTINUED)
                     DIVERSIFIED OPERATIONS (CONTINUED)
       6,627,027        Guangdong Investment, Ltd.                                                            $   2,659,293
       2,898,958        Shanghai Industrial Holdings, Ltd.                                                        6,620,675
                                                                                                              -------------
                                                                                                                 14,263,539
                                                                                                              -------------
                     FINANCE - OTHER SERVICES - 0.98%
         617,771        Hong Kong Exchanges & Clearing, Ltd.                                                      5,866,680
                                                                                                              -------------
                     REAL ESTATE OPERATIONS / DEVELOPMENT - 0.83%
      26,986,066        China Everbright International, Ltd.                                                      4,979,236
                                                                                                              -------------
                     REGISTERED INVESTMENT COMPANY - 3.04%
      16,939,359        iShares Asia Trust - iShares FTSE Xinhua A50 China Tracker                               18,272,179
                                                                                                              -------------
                  TOTAL HONG KONG (COST $66,168,866)                                                          $  50,767,688
                                                                                                              -------------
                  JAPAN - 7.35%
                     E-COMMERCE / SERVICES - 3.32%
          31,746        Rakuten, Inc.                                                                            19,961,633
                                                                                                              -------------
                     ENTERTAINMENT SOFTWARE - 4.03%
       1,100,452        Capcom Co., Ltd.                                                                         24,230,581
                                                                                                              -------------
                  TOTAL JAPAN (COST $48,554,377)                                                              $  44,192,214
                                                                                                              -------------
                  SINGAPORE - 1.20%
                     FINANCE - OTHER SERVICES - 1.20%
       2,042,915        Singapore Exchange, Ltd.                                                                  7,203,198
                                                                                                              -------------
                  TOTAL SINGAPORE (COST $10,483,164)                                                           $  7,203,198
                                                                                                              -------------
                  SPAIN - 2.62%
                     ENERGY - ALTERNATE SOURCES - 1.53%
       2,173,224        Iberdrola Renovables SA*                                                                  9,213,696
                                                                                                              -------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 1.09%
         368,324        Gamesa Corporacion Tecnologica SA                                                         6,522,724
                                                                                                              -------------
                  TOTAL SPAIN (COST $15,872,020)                                                              $  15,736,420
                                                                                                              -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  UNITED KINGDOM - 2.98%
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.98%
       4,654,027        ARM Holdings, PLC - Sponsored ADR                                         (a)         $  17,918,004
                                                                                                              -------------
                  TOTAL UNITED KINGDOM (COST $31,312,603)                                                     $  17,918,004
                                                                                                              -------------
                  TOTAL COMMON STOCK (COST $747,971,805)                                                      $ 627,186,193
                                                                                                              -------------
CONTRACTS
------------
                  PURCHASED OPTIONS - 0.38%
                  PUT OPTIONS - 0.38%
                  CHINA - 0.38%
                     POWER CONVERSION / SUPPLY EQUIPMENT - 0.38%
           1,254        Suntech Power Holdings Co., Ltd. - Sponsored
                          ADR, 01/17/09, $30.00                                                                   2,307,360
                                                                                                              -------------
                  TOTAL PUT OPTIONS (COST $1,943,820)                                                          $  2,307,360
                                                                                                              -------------
                  TOTAL PURCHASED OPTIONS (COST $1,943,820)                                                    $  2,307,360
                                                                                                              -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST $749,915,625) - 104.72%                               $ 629,493,553
                                                                                                              -------------
                  OTHER LIABILITIES IN EXCESS OF ASSETS - (4.72%)**                                             (28,398,049)
                                                                                                              -------------
                  NET ASSETS - 100.00%                                                                        $ 601,095,504
                                                                                                              =============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*    Non-income producing security.
** Includes $51,508,635 invested in a PNC Bank Money Market Account, which is 8.57% of net assets.
ADR  American Depository Receipt


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                            DECEMBER 31, 2008
                                             PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY      NET ASSETS (%)
---------------------------------------     -----------------
Agricultural Operations                            0.66
Automobile / Truck Parts & Equipment -
  Replacement                                      0.22
Building & Construction Products -
  Miscellaneous                                    1.22
Building Products - Cement / Aggregate             0.97
Commercial Banks - Non U.S.                        2.12
Commercial Services                                1.84
Computers                                          3.02
Computers - Memory Devices                         2.72
Diversified Banking Institute                      3.03
Diversified Operations                             2.37
E-Commerce / Products                              2.36
E-Commerce / Services                              9.22
Electronic Components - Semiconductors            11.95
Energy - Alternate Sources                         4.82
Enterprise Software / Services                     4.66


                                            DECEMBER 31, 2008
                                             PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY      NET ASSETS (%)
---------------------------------------     -----------------
Entertainment Software                             9.04
Fiduciary Banks                                    2.84
Finance - Other Services                           4.92
Industrial Audio & Video Production                1.41
Investment Companies                               0.31
Machinery - Farm                                   0.19
Medical - Biomedical / Genetics                    0.90
Power Conversion / Supply Equipment                1.47
Real Estate Operations / Development               0.83
Registered Investment Company                      8.22
Retail - Discount                                  2.93
Semiconductor Components -
  Integrated Circuits                              3.33
Web Portals / ISP                                 10.08
Wireless Equipment                                 7.07
                                                 ------
TOTAL INVESTMENTS IN SECURITIES                  104.72
                                                 ======


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  SECURITIES SOLD, NOT YET PURCHASED - 61.26%
                  COMMON STOCK - 61.26%
                  UNITED STATES - 29.86%
                     ADVERTISING SALES - 0.43%
         203,390        Lamar Advertising Co., Class A                                                        $   2,554,578
                                                                                                              -------------
                     APPLIANCES - 1.22%
         178,070        Whirlpool Corp.                                                                           7,363,195
                                                                                                              -------------
                     BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.28%
         139,520        Drew Industries, Inc.                                                                     1,674,240
                                                                                                              -------------
                     CABLE TELEVISION - 0.48%
         135,870        Time Warner Cable, Inc., Class A                                                          2,914,412
                                                                                                              -------------
                     COMMERCIAL BANKS - CENTRAL U.S. - 1.22%
         351,020        Associated Banc-Corp.                                                                     7,346,849
                                                                                                              -------------
                     COMMERCIAL BANKS - SOUTHERN U.S. - 1.17%
         844,270        Synovus Financial Corp.                                                                   7,007,441
                                                                                                              -------------
                     COMMERCIAL BANKS - WESTERN U.S. - 1.03%
         127,030        City National Corp.                                                                       6,186,361
                                                                                                              -------------
                     COMPUTERS - INTEGRATED SYSTEMS - 0.30%
         156,090        Riverbed Technology, Inc.                                                                 1,777,865
                                                                                                              -------------
                     COMPUTERS - MEMORY DEVICES - 0.66%
         928,510        STEC, Inc.                                                                                3,955,453
                                                                                                              -------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - 1.20%
         435,350        Synaptics, Inc.                                                                           7,209,396
                                                                                                              -------------
                     CRUISE LINES - 1.87%
         365,129        Carnival Corp.                                                                            8,879,938
         170,619        Royal Caribbean Cruises, Ltd.                                                             2,346,011
                                                                                                              -------------
                                                                                                                 11,225,949
                                                                                                              -------------
                     DATA PROCESSING / MANAGEMENT - 0.22%
          77,220        Fair Isaac Corp.                                                                          1,301,929
                                                                                                              -------------
                     DIALYSIS CENTERS - 1.44%
         174,980        DaVita, Inc.                                                                              8,673,759
                                                                                                              -------------
                     ELECTRIC PRODUCTS - MISCELLANEOUS - 0.82%
         340,066        Molex, Inc.                                                                               4,927,556
                                                                                                              -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.99%
         802,260        Amkor Technology, Inc.                                                                $   1,748,927
         278,470        Fairchild Semiconductor International, Inc.                                               1,361,718
         280,940        Intel Corp.                                                                               4,118,581
         422,440        Microchip Technology, Inc.                                                                8,250,253
         129,680        Microsemi Corp.                                                                           1,639,155
          55,923        Texas Instruments, Inc.                                                                     867,925
                                                                                                              -------------
                                                                                                                 17,986,559
                                                                                                              -------------
                     HOME FURNISHINGS - 0.55%
         231,320        Ethan Allen Interiors, Inc.                                                               3,324,068
                                                                                                              -------------
                     HOTELS & MOTELS - 1.42%
         283,520        Choice Hotels International, Inc.                                                         8,522,611
                                                                                                              -------------
                     MEDICAL - HOSPITALS - 3.17%
         534,080        Community Health Systems, Inc.                                                            7,786,886
         321,858        LifePoint Hospitals, Inc.                                                                 7,351,237
         103,500        Universal Health Services, Inc., Class B                                                  3,888,495
                                                                                                              -------------
                                                                                                                 19,026,618
                                                                                                              -------------
                     MEDICAL INSTRUMENTS - 0.99%
         171,940        NuVasive, Inc.                                                                            5,957,721
                                                                                                              -------------
                     MULTI-MEDIA - 0.36%
         125,820        Meredith Corp.                                                                            2,154,038
                                                                                                              -------------
                     NETWORKING PRODUCTS - 1.13%
         262,300        Atheros Communications, Inc.                                                              3,753,513
         226,100        Polycom, Inc.                                                                             3,054,611
                                                                                                              -------------
                                                                                                                  6,808,124
                                                                                                              -------------
                     PAPER & RELATED PRODUCTS - 1.19%
         606,140        International Paper Co.                                                                   7,152,452
                                                                                                              -------------
                     REITS - DIVERSIFIED - 0.73%
          72,840        Vornado Realty Trust                                                                      4,395,894
                                                                                                              -------------
                     REITS - OFFICE PROPERTY - 0.88%
         194,030        Highwoods Properties, Inc.                                                                5,308,661
                                                                                                              -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                     REITS - REGIONAL MALLS - 0.44%
         104,920        Taubman Centers, Inc.                                                                 $   2,671,263
                                                                                                              -------------
                     REITS - SHOPPING CENTERS - 1.15%
         111,800        Federal Realty Investors Trust                                                            6,940,544
                                                                                                              -------------
                     RENTAL AUTO / EQUIPMENT - 0.32%
         108,950        Rent-A-Center, Inc.                                                                       1,922,967
                                                                                                              -------------
                     RETAIL - MAJOR DEPARTMENT STORE - 1.43%
         435,750        J.C. Penney Co., Inc.                                                                     8,584,275
                                                                                                              -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.53%
         333,910        Sigma Designs, Inc.                                                                       3,172,145
                                                                                                              -------------
                     TELECOMMUNICATION EQUIPMENT - 0.24%
         109,400        Plantronics, Inc.                                                                         1,444,080
                                                                                                              -------------
                  TOTAL UNITED STATES (PROCEEDS $221,550,549)                                                 $ 179,491,003
                                                                                                              -------------
                  CHINA - 4.93%
                     COMMERCIAL BANKS - NON U.S. - 1.40%
       7,259,576        China CITIC Bank, Class H                                                                 2,482,243
      10,802,140        China Construction Bank Corp., Class H                                                    5,923,601
                                                                                                              -------------
                                                                                                                  8,405,844
                                                                                                              -------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.36%
         167,120        LDK Solar Co., Ltd. - Sponsored ADR                                                       2,192,615
                                                                                                              -------------
                     INTERNET CONTENT - ENTERTAINMENT - 0.72%
         133,700        Shanda Interactive Entertainment, Ltd. - Sponsored ADR                                    4,326,532
                                                                                                              -------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 0.19%
          97,370        Suntech Power Holdings Co., Ltd. - Sponsored ADR                                          1,139,229
                                                                                                              -------------
                     SCHOOLS - 0.74%
          81,240        New Oriental Education & Technology Group, Inc. -
                          Sponsored ADR                                                                           4,460,888
                                                                                                              -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  CHINA - (CONTINUED)
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.03%
          77,100        Semiconductor Manufacturing, Inc. - Sponsored ADR                                     $     162,681
                                                                                                              -------------
                     WEB PORTALS / ISP - 1.49%
         188,770        Sohu.com, Inc.                                                                            8,936,372
                                                                                                              -------------
                  TOTAL CHINA (PROCEEDS $35,504,834)                                                          $  29,624,161
                                                                                                              -------------
                  FINLAND - 1.76%
                     WIRELESS EQUIPMENT - 1.76%
         678,830        Nokia Corp. - Sponsored ADR                                                              10,589,748
                                                                                                              -------------
                  TOTAL FINLAND (COST $9,131,158)                                                             $  10,589,748
                                                                                                              -------------
                  GERMANY - 1.56%
                     CHEMICALS - DIVERSIFIED - 0.96%
          55,517        Wacker Chemie AG                                                                          5,765,464
                                                                                                              -------------
                     ENERGY - ALTERNATE SOURCES - 0.60%
         172,991        Solarworld AG                                                                             3,631,032
                                                                                                              -------------
                  TOTAL GERMANY (PROCEEDS $11,069,766)                                                        $   9,396,496
                                                                                                              -------------
                  HONG KONG - 2.16%
                     COMMERCIAL BANKS - NON U.S. - 0.34%
         360,902        Wing Hang Bank, Ltd.                                                                      2,079,207
                                                                                                              -------------
                     DIVERSIFIED OPERATIONS - 1.00%
         805,559        Swire Pacific, Ltd., Class A                                                              5,545,221
         166,739        Wharf Holdings, Ltd.                                                                        457,176
                                                                                                              -------------
                                                                                                                  6,002,397
                                                                                                              -------------
                     PUBLISHING - NEWSPAPERS - 0.00%
          20,544        South China Morning Post Group, Ltd.                                                          6,839
                                                                                                              -------------
                     REAL ESTATE OPERATIONS / DEVELOPMENT - 0.82%
       1,772,306        Hang Lung Properties, Ltd.                                                                3,850,950
         428,985        Hongkong Land Holdings, Ltd.                                                              1,063,883
                                                                                                              -------------
                                                                                                                  4,914,833
                                                                                                              -------------
                  TOTAL HONG KONG (PROCEEDS $13,952,280)                                                      $  13,003,276
                                                                                                              -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  JAPAN - 17.12%
                     AUDIO / VIDEO PRODUCTS - 0.75%
         365,898        Panasonic Corp.                                                                       $   4,492,493
                                                                                                              -------------
                     AUTO - CARS / LIGHT TRUCKS - 0.50%
       2,224,670        Mitsubishi Motors Corp.                                                                   2,994,040
                                                                                                              -------------
                     AUTOMOBILE / TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.37%
         191,501        Toyoda Gosei Co., Ltd.                                                                    2,197,033
                                                                                                              -------------
                     CAPACITORS - 0.09%
          98,679        Taiyo Yuden Co., Ltd.                                                                       544,286
                                                                                                              -------------
                     CHEMICALS - DIVERSIFIED - 0.46%
          61,434        Shin-Etsu Chemical Co., Ltd.                                                              2,758,261
                                                                                                              -------------
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - 3.97%
         400,091        Alps Electric Co., Ltd.                                                                   1,919,907
         100,572        Kyocera Corp.                                                                             7,078,316
         260,558        Murata Manufacturing Co., Ltd.                                                           10,031,411
       1,477,145        NEC Corp.                                                                                 4,839,626
                                                                                                              -------------
                                                                                                                 23,869,260
                                                                                                              -------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.52%
         184,131        Rohm Co., Ltd.                                                                            9,140,535
                                                                                                              -------------
                     ELECTRONIC CONNECTORS - 1.27%
          76,861        Hirose Electric Co., Ltd.                                                                 7,647,945
                                                                                                              -------------
                     ELECTRONIC MEASURING INSTRUMENTS - 0.65%
         248,845        Advantest Corp.                                                                           3,925,519
                                                                                                              -------------
                     ENTERTAINMENT SOFTWARE - 1.32%
         316,134        Konami Corp.                                                                              7,951,302
                                                                                                              -------------
                     LEISURE & RECREATIONAL PRODUCTS - 0.62%
         409,550        Yamaha Corp.                                                                              3,709,217
                                                                                                              -------------
                     MACHINERY - GENERAL INDUSTRIAL - 0.98%
       2,968,526        Kawasaki Heavy Industries, Ltd.                                                           5,861,734
                                                                                                              -------------
                     OFFICE AUTOMATION & EQUIPMENT - 1.77%
         368,737        Ricoh Co., Ltd.                                                                           4,572,095


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  JAPAN - (CONTINUED)
                     OFFICE AUTOMATION & EQUIPMENT (CONTINUED)
         391,112        Seiko Epson Corp.                                                                     $   6,057,598
                                                                                                              -------------
                                                                                                                 10,629,693
                                                                                                              -------------
                     PRINTING - COMMERCIAL - 0.40%
         224,082        Dai Nippon Printing Co., Ltd.                                                             2,420,036
                                                                                                              -------------
                     TEXTILE - PRODUCTS - 0.33%
         395,968        Toray Industries, Inc.                                                                    1,974,380
                                                                                                              -------------
                     TOYS - 0.71%
         399,379        NAMCO BANDAI Holdings, Inc.                                                               4,295,582
                                                                                                              -------------
                     WEB PORTALS / ISP - 1.41%
          21,044        Yahoo! Japan Corp.                                                                        8,473,315
                                                                                                              -------------
                  TOTAL JAPAN (PROCEEDS $108,609,864)                                                         $ 102,884,631
                                                                                                              -------------
                  MEXICO - 0.89%
                     BUILDING PRODUCTS - CEMENT / AGGREGATE - 0.89%
         586,660        Cemex SAB de C.V. - Sponsored ADR                                                         5,362,073
                                                                                                              -------------
                  TOTAL MEXICO (COST $10,388,654)                                                             $   5,362,073
                                                                                                              -------------
                  SOUTH AFRICA - 0.02%
                     PAPER & RELATED PRODUCTS - 0.02%
          25,420        Sappi, Ltd.                                                                                  99,392
                                                                                                              -------------
                  TOTAL SOUTH AFRICA (COST $114,143)                                                          $      99,392
                                                                                                              -------------
                  SOUTH KOREA - 0.55%
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.55%
         395,610        LG Display Co., Ltd. - Sponsored ADR                                                      3,275,651
                                                                                                              -------------
                  TOTAL SOUTH KOREA (PROCEEDS $2,650,799)                                                     $   3,275,651
                                                                                                              -------------
                  SWITZERLAND - 1.35%
                     COMPUTERS - PERIPHERAL EQUIPMENT - 1.35%
         520,630        Logitech International SA                                                                 8,111,415
                                                                                                              -------------
                  TOTAL SWITZERLAND (PROCEEDS $12,117,799)                                                    $   8,111,415
                                                                                                              -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONCLUDED)

                                                                                                         DECEMBER 31, 2008
SHARES                                                                                                         VALUE
-------------                                                                                         -----------------------
                  COMMON STOCK - (CONTINUED)
                  UNITED KINGDOM - 1.06%
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.65%
       1,610,209        CSR, PLC                                                                              $   3,924,065
                                                                                                              -------------
                     TELECOMMUNICATION SERVICES - 0.41%
       1,097,676        Cable & Wireless, PLC                                                                     2,469,863
                                                                                                              -------------
                  TOTAL UNITED KINGDOM (PROCEEDS $11,612,140)                                                 $   6,393,928
                                                                                                              -------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $436,701,986)                            $ 368,231,774
                                                                                                              =============

                                                    DECEMBER 31, 2008
SECURITIES SOLD, NOT YET PURCHASED -                 PERCENTAGE OF
BY INDUSTRY                                          NET ASSETS (%)
--------------------------------------             ------------------
Advertising Sales                                        0.43
Appliances                                               1.22
Audio / Video Products                                   0.75
Auto Cars / Light Trucks                                 0.50
Automobile / Truck Parts & Equipment Original            0.37
Building & Construction Products-Miscellaneous           0.28
Building Products Cement / Aggregate                     0.89
Cable Television                                         0.48
Capacitors                                               0.09
Chemicals-Diversified                                    1.42
Commercial Banks-Central U.S.                            1.22
Commercial Banks-Non U.S.                                1.74
Commercial Banks-Southern U.S.                           1.17
Commercial Banks-Western U.S.                            1.03
Computers-Integrated Systems                             0.30
Computers-Memory Devices                                 0.66
Computers-Peripheral Equipment                           2.55
Cruise Lines                                             1.87
Data Processing / Management                             0.22
Dialysis Centers                                         1.44
Diversified Operations                                   1.00
Electric Products-Miscellaneous                          0.82
Electronic Components-Miscellaneous                      4.52
Electronic Components-Semiconductors                     4.87
Electronic Connectors                                    1.27
Electronic Measuring Instruments                         0.65
Energy-Alternate Sources                                 0.60
Entertainment Software                                   1.32
Home Furnishings                                         0.55

                                                    DECEMBER 31, 2008
SECURITIES SOLD, NOT YET PURCHASED -                 PERCENTAGE OF
BY INDUSTRY                                          NET ASSETS (%)
--------------------------------------             ------------------
Hotels & Motels                                          1.42
Internet Content-Entertainment                           0.72
Leisure & Recreational Products                          0.62
Machinery-General Industrial                             0.98
Medical-Hospitals                                        3.17
Medical Instruments                                      0.99
Multi-Media                                              0.36
Networking Products                                      1.13
Office Automation & Equipment                            1.77
Paper & Related Products                                 1.21
Power Conversion / Supply Equipment                      0.19
Printing Commercial                                      0.40
Publishing Newspapers                                    0.00
Real Estate Operations / Development                     0.82
REITS-Diversified                                        0.73
REITS-Office Property                                    0.88
REITS-Regional Malls                                     0.44
REITS-Shopping Centers                                   1.15
Rental Auto / Equipment                                  0.32
Retail-Major Department Store                            1.43
Schools                                                  0.74
Semiconductor Components-Integrated Circuits             1.21
Telecommunication Equipment                              0.24
Telecommunication Services                               0.41
Textile-Products                                         0.33
Toys                                                     0.71
Web Portals / ISP                                        2.90
Wireless Equipment                                       1.76
                                                       ------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                61.26
                                                       ======


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS

                                                                                                        DECEMBER 31, 2008
                                                                                                           UNREALIZED
      NOTIONAL          MATURITY                                                                          APPRECIATION/
       AMOUNT             DATE                                                                           (DEPRECIATION)
 --------------  -------------------------                                                            -------------------
                 SWAP CONTRACTS - (0.17%)
                  TOTAL RETURN SWAP CONTRACTS - LONG - (0.06%)
                  ELECTRONIC COMPONENT - SEMICONDUCTORS - 0.04%
 $ 11,815,893      4/26/2011     Samsung Electronics Co., Ltd.                                          $     241,265
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 01/12/2008
                                 to  receive  the total  return of the shares of
                                 Samsung  Electronics  Co., Ltd. in exchange for
                                 an amount to be paid  monthly  equal to the one
                                 month LIBOR rate plus 0.45%.

                  INVESTMENT COMPANIES - 0.00%
      504,079       12/22/2010   Babcock & Brown Capital, Ltd.                                                 16,322
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 12/17/2008
                                 to  receive  the total  return of the shares of
                                 Babcock & Brown  Capital,  Ltd. in exchange for
                                 an amount to be paid  monthly  equal to the one
                                 month LIBOR rate plus 0.45%.

                  METAL PROCESSORS & FABRICATION - 0.01%
     2,215,785      10/25/2010   Advanced Metallurgical Group NV                                               62,526
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 10/20/2008
                                 to  receive  the total  return of the shares of
                                 Advanced Metallurgical Group NV in exchange for
                                 an amount to be paid  monthly  equal to the one
                                 month LIBOR rate plus 0.50%.

                  MULTI-MEDIA - 0.02%
     3,580,328       5/12/2010   Naspers, Ltd.                                                                 93,349
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 05/07/2008
                                 to  receive  the total  return of the shares of
                                 Naspers,  Ltd. in exchange  for an amount to be
                                 paid monthly  equal to the one month LIBOR rate
                                 plus 0.55%.

                  TOYS - (0.13%)
    53,633,267      12/21/2010   Nintendo Co., Ltd.                                                          (755,293)
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 12/16/2008
                                 to  receive  the total  return of the shares of
                                 Nintendo Co., Ltd. in exchange for an amount to
                                 be paid  monthly  equal to the one month  LIBOR
                                 rate plus 0.45%.
                                                                                                        -------------
               TOTAL LONG SWAP CONTRACTS                                                                $     (341,831)
                                                                                                        ==============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)

                                                                                                        DECEMBER 31, 2008
                                                                                                           UNREALIZED
      NOTIONAL          MATURITY                                                                          APPRECIATION/
       AMOUNT             DATE                                                                           (DEPRECIATION)
 --------------  -------------------------                                                            -------------------
                  SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - SHORT - (0.11%)
                  ELECTRIC INTEGRATED - (0.01%)
   $  5,132,053    4/26/2011     Korea Electric Power Corp.                                             $     (92,658)
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 02/21/2007
                                 to  deliver  the total  return of the shares of
                                 Korea  Electric  Power Corp. in exchange for an
                                 amount to be received  monthly equal to the one
                                 month LIBOR rate less 2.50%.

                  ELECTRIC PRODUCTS - MISCELLANEOUS - (0.04%)
      3,568,570    4/26/2011     LG Electronics, Inc.                                                        (230,330)
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 02/01/2008
                                 to deliver the total return of the shares of LG
                                 Electronics,  Inc. in exchange for an amount to
                                 be  received  monthly  equal  to the one  month
                                 LIBOR rate less 2.50%.

                  ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.03%)
      3,862,032    4/26/2011     Samsung Electro-Mechanics Co., Ltd.                                         (159,277)
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 02/12/2008
                                 to  deliver  the total  return of the shares of
                                 Samsung Electro-Mechanics Co., Ltd. in exchange
                                 for an amount to be received  monthly  equal to
                                 the one month LIBOR rate less 4.26%.

                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.00%
      3,178,420    4/26/2011     Hynix Semiconductor, Inc.                                                      7,469
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 10/26/2006
                                 to  deliver  the total  return of the shares of
                                 Hynix  Semiconductor,  Inc. in exchange  for an
                                 amount to be received  monthly equal to the one
                                 month LIBOR rate less 5.75%.


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONCLUDED)

                                                                                                        DECEMBER 31, 2008
                                                                                                           UNREALIZED
      NOTIONAL          MATURITY                                                                          APPRECIATION/
       AMOUNT             DATE                                                                           (DEPRECIATION)
 --------------  -------------------------                                                            -------------------
                  SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
                  ENERGY - ALTERNATE SOURCES - (0.02%)
     $4,145,632    10/25/2010    Renewable Energy Corp. AS                                              $    (124,643)
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 10/20/2008
                                 to  deliver  the total  return of the shares of
                                 Renewable  Energy  Corp.  AS in exchange for an
                                 amount to be received  monthly equal to the one
                                 month LIBOR rate less 1.17%.

                  POWER CONVERSION / SUPPLY EQUIPMENT - (0.01%)
      5,283,404    10/25/2010    Vesta Wind Systems AS                                                        (64,160)
                                                                                                        -------------
                                 Agreement with Morgan Stanley, dated 10/20/2008
                                 to  deliver  the total  return of the shares of
                                 Vesta Wind Systems AS in exchange for an amount
                                 to be received  monthly  equal to the one month
                                 LIBOR rate less 0.49%.

                                                                                                        -------------
               TOTAL SHORT SWAP CONTRACTS                                                               $     (663,599)
                                                                                                        ==============


                                            DECEMBER 31, 2008
                                              PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                 NET ASSETS (%)
-----------------------------              ------------------
Electric - Integrated                            (0.01)
Electric Products - Miscellaneous                (0.04)
Electronic Components - Miscellaneous            (0.03)
Electronic Components - Semiconductors            0.04
Energy - Alternate Sources                       (0.02)
Investment Companies                              0.00

                                            DECEMBER 31, 2008
                                              PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                 NET ASSETS (%)
-----------------------------              ------------------
Metal Processors & Fabrication                    0.01
Multi-Media                                       0.02
Power Conversion / Supply Equipment              (0.01)
Toys                                             (0.13)
                                                 ------
TOTAL SWAP CONTRACTS                             (0.17)
                                                 ======


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                            YEAR ENDED
                                                                                                         DECEMBER 31, 2008
INVESTMENT INCOME
     Interest                                                                                              $   8,497,935
     Dividends (net of withholding taxes of $183,878)                                                          6,274,069
                                                                                                           -------------
          TOTAL INVESTMENT INCOME                                                                             14,772,004
                                                                                                           -------------

EXPENSES
     Dividends on securities sold, not yet purchased                                                           8,179,271
     Administration fees                                                                                       7,030,702
     Prime broker fees                                                                                         5,823,237
     Country tax expense                                                                                       2,009,990
     Accounting and investor services fees                                                                       579,913
     Custodian fees                                                                                              396,334
     Audit and tax fees                                                                                          269,950
     Insurance expense                                                                                           198,778
     Legal fees                                                                                                  168,861
     Interest expense                                                                                            122,354
     Printing expense                                                                                             73,460
     Board of Managers' fees and expenses                                                                         51,000
     Registration expense                                                                                         13,618
     Miscellaneous                                                                                               112,019
                                                                                                           -------------
          TOTAL EXPENSES                                                                                      25,029,487
                                                                                                           -------------

          NET INVESTMENT LOSS                                                                                (10,257,483)
                                                                                                           -------------

REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS, FOREIGN CURRENCY
  TRANSACTIONS AND SWAP CONTRACTS

REALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS
     Investment securities                                                                                  (196,646,186)
     Purchased options                                                                                        12,008,765
     Securities sold, not yet purchased                                                                      190,713,408
     Foreign currency transactions                                                                             4,766,760
     Swap contracts                                                                                          (18,696,883)
                                                                                                           -------------
     NET REALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS                (7,854,136)
                                                                                                           -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS*                                                                                    (107,770,729)
                                                                                                           -------------

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON SWAP CONTRACTS                                            (657,697)
                                                                                                           -------------

     NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS, FOREIGN
       CURRENCY TRANSACTIONS AND SWAP CONTRACTS                                                             (116,282,562)
                                                                                                           -------------

     NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                   $(126,540,045)
                                                                                                           =============

* Net of decrease in accrued capital gain country tax accrual on unrealized appreciation/depreciation of $1,164,530.


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                   SPECIAL
                                                                                  ADVISORY
                                                                                    MEMBER           MEMBERS          TOTAL
                                                                                -------------    -------------    -------------

MEMBERS' CAPITAL, DECEMBER 31, 2006                                             $          --    $ 394,225,637    $ 394,225,637
                                                                                -------------    -------------    -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                          $          --    $  (4,652,106)   $  (4,652,106)
   Net realized gain on investments, foreign currency
     transactions and swap contracts                                                       --      294,116,842      294,116,842
   Net change in unrealized appreciation/depreciation on investments,
     foreign currency transactions and swap contracts                                      --       22,288,927       22,288,927
   Incentive allocation                                                            62,592,421      (62,592,421)              --
                                                                                -------------    -------------    -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                                            62,592,421      249,161,242      311,753,663
                                                                                -------------    -------------    -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                                   --       98,629,535       98,629,535
   Capital withdrawals                                                            (62,592,421)     (51,058,988)    (113,651,409)
                                                                                -------------    -------------    -------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                            (62,592,421)      47,570,547      (15,021,874)
                                                                                -------------    -------------    -------------

MEMBERS' CAPITAL, DECEMBER 31, 2007                                             $          --    $ 690,957,426    $ 690,957,426
                                                                                =============    =============    =============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                          $          --    $ (10,257,483)   $ (10,257,483)
   Net realized gain/(loss) on investments, foreign currency
     transactions and swap contracts                                                       --       (7,854,136)      (7,854,136)
   Net change in unrealized appreciation/depreciation on investments,
     foreign currency transactions and swap contracts                                      --     (108,428,426)    (108,428,426)
   Incentive allocation                                                               105,712         (105,712)              --
                                                                                -------------    -------------    -------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                                               105,712     (126,645,757)    (126,540,045)
                                                                                -------------    -------------    -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                                   --      104,351,250      104,351,250
   Capital withdrawals                                                               (105,712)     (67,567,415)     (67,673,127)
                                                                                -------------    -------------    -------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                               (105,712)      36,783,835       36,678,123
                                                                                -------------    -------------    -------------

MEMBERS' CAPITAL, DECEMBER 31, 2008                                             $          --    $ 601,095,504    $ 601,095,504
                                                                                =============    =============    =============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008
--------------------------------------------------------------------------------
      1. ORGANIZATION

         Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting generally of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement  dated  June  5,  2003.  OAM is the  managing  member  of the
         Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. At a meeting held on November 1, 2004, the Board of Managers approved the acceptance of initial contributions to the Company from new members on or after January 1, 2005. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The
         Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

      2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

             (1) at  their  last  composite  sale  prices  as  reported  on  the exchanges where those securities are traded; or

             (2) if no sales of those  securities  are  reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii)Securities traded on NASDAQ shall be valued:

             (1) at the NASDAQ  Official  Closing Price  ("NOCP")  (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

             (2) if no NOCP is  available,  at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown  and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options are valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement ofAssets, Liabilities and Members' Capital.

         In September  2006,  the Financial  Accounting  Standards  Board (FASB)
         issued STATEMENT ON FINANCIAL STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Company adopted FAS 157 as of January 1, 2008.

         Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

         Level 1 - observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

         Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

         Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

         The  inputs  or  methodology  used  for  valuing   securities  are  not
         necessarily an indication of the risk associated with investing in these securities.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         The following is a summary of the inputs used, as of December 31, 2008, in valuing the Company's investments at fair value.

                                                                          SECURITIES SOLD,             OTHER
                                                       INVESTMENTS             NOT YET               FINANCIAL
         VALUATION INPUTS                             IN SECURITIES           PURCHASED            INSTRUMENTS*
         ------------------                          ---------------      ----------------        --------------
         Level 1--Quoted Prices                        $ 629,493,553      $   (368,224,935)       $           --

         Level 2--Other Significant
         Observable Inputs                                        --                (6,839)           (1,005,430)

         Level 3--Other Significant
         Unobservable Inputs                                      --                    --                    --
                                                     ---------------      ----------------        --------------

         Total                                         $ 629,493,553      $   (368,231,774)       $   (1,005,430)
                                                     ===============      ================        ==============

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.

         C.  CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At December 31, 2008, $51,508,635 in cash equivalents was held at PNC Bank in a money market account.

         D.  INCOME TAXES

         The Company has reclassified $10,257,483 and $7,854,136 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2008. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

         The Company is subject to the provisions of Financial Accounting Standards Board Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Company's tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that a liability of $3,845,460 capital gain country tax is required in the Company's financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES (CONTINUED)

         The Company recognizes interest and penalties, if any, related to unrecognized tax benefits within country tax expense in the statement of operations.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the year ended December 31, 2008, Oppenheimer earned $85,242 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $1,863,161 as brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2008, an Incentive Allocation of $105,712 was credited to the Special Advisory Member's capital account and was included in withdrawals payable at December 31, 2008, in the Statement of Assets, Liabilities and Members' Capital.

         Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. The lead independent Manager receives an additional fee of $2,500. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PNC Global Investment Servicing Inc. ("PNC"), formerly known as PFPC, Inc., serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PNC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the year ended December 31, 2008, such sales commissions earned by Oppenheimer amounted to $218,580.

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2008, amounted to $2,746,363,430 and $2,443,916,007, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2008, amounted to $2,157,403,258 and $2,495,570,468, respectively.

         At  December  31,  2008,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $782,927,946, and $433,919,218, respectively.

         For Federal income tax purposes, at December 31, 2008, accumulated net unrealized depreciation on portfolio investments and securities sold, not yet purchased was $87,746,949, consisting of $100,553,866 gross unrealized appreciation and $188,300,815 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2008 and is used as collateral for securities sold, not yet purchased.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2008, the average daily amount of such borrowings was $6,367,275 and the daily weighted average annualized interest rate was 1.92%. The Company had borrowings outstanding at December 31, 2008, totaling $22,701,815 recorded as due to broker on the Statement of Assets, Liabilities and Members' Capital.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional" amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company's valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members' Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

         Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

         The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company's risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members' Capital.

         The unrealized appreciation/depreciation, rather than the notional amount, represents the approximate future cash to be received or paid, respectively.

         The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During for the year ended December 31, 2008, the Company had no transactions in written options.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------
8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                       YEAR ENDED        YEAR ENDED        YEAR ENDED     YEAR ENDED      YEAR ENDED
                                      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                          2008              2007             2006           2005             2004
                                     --------------    -------------    -------------  -------------   ---------------
Net assets, end of period (000s)       $   601,096     $   690,957     $   394,226     $   360,816     $   389,761
Ratio of net investment loss to
  average net assets**                      (1.49%)          (0.82%)         (0.58%)         (0.91%)         (1.35%)
Ratio of expenses to average
  net assets**                               3.64%            2.46%           2.54%           2.33%           2.13%
Ratio of incentive allocation
  to average net assets                      0.02%           11.06%           4.00%           0.89%              0%+
Portfolio turnover                         382%                360%            546%            365%            323%
Total return - gross*                      (17.02%)          73.96%          22.26%          11.47%          (6.58%)
Total return - net*                        (17.02%)          59.17%          17.81%           9.18%          (6.58%)
Average debt ratio                           0.93%            0.70%            N/A             N/A            0.77%

* Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

N/A  Not applicable

+    Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS -DECEMBER 31, 2008 (CONCLUDED)
--------------------------------------------------------------------------------

9.  ACCOUNTING PRONOUNCEMENTS

         In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

10. SUBSEQUENT EVENTS

         Subsequent to December 31, 2008 and through February 24, 2009, the Company received initial and additional capital contributions from Members of $13,426,154.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


I.       PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2005 through December 31, 2008 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.


II.      PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Managers is set forth below. The Statement of Additional Information (SAI) includes additional information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

INDEPENDENT MANAGERS

                                                                                                                       NUMBER OF
                                                                                                                     PORTFOLIOS IN
                                TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS(1) AND        AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  OVERSEEN BY
POSITION(S) WITH THE COMPANY      TIME SERVED               OTHER DIRECTORSHIPS HELD BY MANAGERS                       MANAGERS
-----------------------------   --------------    ----------------------------------------------------------------   --------------
Luis Rubio, 53                   Indefinite;       President of Centro de Investigacion Para el Desarrollo,                4
Manager                            Since           A.C. (Center of Research Development)(2000 to present)
                                  May 2003         and Director of same  1984 - 2000); Adjunct Fellow
                                                   of the Center for Strategic and International Studies;
                                                   Director of The Asia Tigers Fund, Inc. and The India Fund,
                                                   Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                   Advantage Advisers Multi-Sector Fund I and Advantage Advisers
                                                   Whistler Fund, L.L.C., which are affiliates; Director of
                                                   Empresa Ica SA de CV, a Mexican construction company
                                                   (since 2006).


Janet L. Schinderman, 57         Indefinite;       Education consultant specializing in international relations,           4
Manager                            Since           board management and initiating special projects; Associate
                                  May 2003         Dean for Special Projects and Secretary to the Board of Overseers
                                                   at Columbia Business School from 1990 until June 2006; Manager of
                                                   Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers Multi-
                                                   Sector Fund I and Advantage Advisers Whistler Fund, L.L.C.,  which are affiliates; Independent director for a registered investment company of the Central Park Group.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT ( UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                       NUMBER OF
                                                                                                                     PORTFOLIOS IN
                                TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS(1) AND        AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  OVERSEEN BY
POSITION(S) WITH THE COMPANY      TIME SERVED               OTHER DIRECTORSHIPS HELD BY MANAGERS                       MANAGERS
-----------------------------   --------------    ----------------------------------------------------------------   --------------

Lawrence Becker, 53              Indefinite;       Private investor in real estate investment management concerns.         4
Manager                            Since           From February 2000 through June 2003, he was V.P.--Controller/
                                 October 2003      Treasurer for National Financial Partners, which specializes in financial services distribution. Prior to that, Mr. Becker was a
                                                   Managing Director--Controller/Treasurer of Oppenheimer Capital
                                                   and its Quest for Value Funds. (Oppenheimer Capital is not
                                                   affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers
                                                   Fund, Inc. and The India Fund Inc.; Manager of Advantage Advisers
                                                   Augusta Fund, L.L.C., Advantage Advisers Multi-Sector Fund I and
                                                   Advantage Advisers Whistler Fund, L.L.C., which are affiliates.



Jesse H. Ausubel, 57             Indefinite;       Director, Program for the Human Environment and Senior Research         4
Manager                            Since           Associate, The Rockefeller University (1993 to present); Director,
                                  May 1999         Richard Lounshery Foundation (1998 to present); Program Director,
                                                   Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist,
                                                   Woods Hole Oceanographic Institution (1990 to present). Mr. Ausubel is a Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                   Advantage Advisers Multi-Sector Fund I and Advantage Advisers
                                                   Whistler Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT ( UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                       NUMBER OF
                                                                                                                     PORTFOLIOS IN
                                TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS(1) AND        AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  OVERSEEN BY
POSITION(S) WITH THE COMPANY      TIME SERVED               OTHER DIRECTORSHIPS HELD BY MANAGERS                       MANAGERS
-----------------------------   --------------    ----------------------------------------------------------------   --------------

James E. Buck, 72                Indefinite;       Retired in 2002 as Senior Vice President and Corporate Secretary        4
Manager                            Since           of the New York Stock Exchange, Inc. (the "Exchange") and the
                                 April 2003        subsidiaries of the Exchange, including the NYSE Foundation.
                                                   Mr. Buck is a Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                   Advantage Advisers Multi-Sector Fund I and Advantage Advisers
                                                   Whistler Fund, L.L.C., which are affiliates.



INTERESTED MANAGER

Bryan McKigney,* 50              Indefinite;       Mr. McKigney is a Senior Managing Director and the Chief                4
President, CEO, and Manager     Manager since      Administrative Officer of Oppenheimer Asset Management Inc.
                               December 1, 2004;   He has been in the financial services industry since 1981 and has
                                President and      held various management positions at Canadian Imperial Bank of
                                   CEO since       Commerce (1993 - 2003) and Chase Manhattan Bank N.A. (1981 - 1993).
                              September 23, 2004   He serves as Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                   Advantage Advisers Multi-Sector Fund I and Advantage Advisers
                                                   Whistler Fund, L.L.C., which are affiliates.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT ( UNAUDITED)
--------------------------------------------------------------------------------

COMPANY OFFICERS

     In accordance with the Limited Liability Company Agreement, the Board has selected the following persons to serve as officers of the Company:

                                       TERM OF OFFICE
NAME, AGE, ADDRESS(1) AND               AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY(2)          TIME SERVED                              DURING PAST 5 YEARS
--------------------------            ------------------      ------------------------------------------------------------------
Vineet Bhalla, 48                         One year;            Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief Financial Officer                     Since              Management since May 2005. From July 2002 to May 2005, he
                                         July 27, 2005.        was an Assistant Vice President at Zurich Capital Markets Inc.,
                                                               a Director of the Client Service Group at GlobeOp Financial
                                                               Services, and a Senior Consultant at Capital Markets Company.
                                                               Prior to that, he was a Vice President at Blackrock Financial
                                                               Management since June 1999. Mr. Bhalla is a Certified Public
                                                               Accountant. He graduated with an MBA from Saint Mary's University,
                                                               Halifax, Canada in 1986.

Stephen C. Beach, 55                      One year;            Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer                    Since              Officer for Oppenheimer Asset Management. Prior to that, he
                                        March 18, 2005.        had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of Law
                                                               during the period 1999 - 2001.

Deborah Kaback, 57                        One year;            Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and                    Since               Management since June 2003. She was Executive Director of CIBC
                                        July 23, 2003          World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc.
                                                               from November 1999 through July 2001. Prior to that, she was Senior
                                                               Vice President and Deputy General Counsel at Oppenheimer Capital
                                                               from April 1989 through November 1999.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT ( UNAUDITED)
--------------------------------------------------------------------------------

COMPANY OFFICERS (CONTINUED)

                                       TERM OF OFFICE
NAME, AGE, ADDRESS(1) AND               AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY(2)          TIME SERVED                              DURING PAST 5 YEARS
--------------------------            ------------------      ------------------------------------------------------------------
Bryan McKigney, 50                     One year term for       Mr. McKigney is a Senior Managing Director and the Chief
President, CEO, and Manager              President and         Administrative Officer of Oppenheimer Asset Management Inc. He has
                                          CEO; since           been in the financial services industry since 1981 and has held
                                      September 23, 2004.      various management positions at Canadian Imperial Bank of Commerce
                                      Indefinite term for      (1993 - 2003) and Chase Manhattan Bank N.A. (1981 - 1993).
                                        Manager; since         He serves as Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                       December 1, 2004;       Advantage Advisers Multi-Sector Fund I and Advantage Advisers
                                                               Whistler Fund, L.L.C., which are affiliates.


     * "Interested Person" of the Fund as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Fund and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

    (1) The address of each independent manager and officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

    (2)   Officers are not compensated by the Company.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $160,900 for 2008 and $153,200 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2008 and $3,500 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2008 and $0 for 2007.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) Not Applicable

                           (d) Not Applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $374,796 for 2008 and $461,030 for 2007.

     (h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                         ALKEON CAPITAL MANAGEMENT, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

                               As of June 30, 2003

I. POLICY

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC ("Alkeon") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. PROXY VOTING PROCEDURES

     Alkeon has entered into an agreement with RiskMetrics Group, Inc, an independent third party, for RiskMetrics Group, Inc to provide Alkeon with its research on proxies and to facilitate the electronic voting of proxies. Alkeon has adopted RiskMetrics Group, Inc's proxy voting policies in order to ensure that it votes proxies in the best interests of its clients. Alkeon has instructed RiskMetrics Group, Inc to vote all proxies in accordance with this policy, unless instructed by Alkeon to vote otherwise.

     Alkeon  generally  votes  in  favor  of  routine   corporate   housekeeping
proposals, such as proposals to ratify auditors and reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes. For all other proposals, Alkeon will vote in accordance with the proxy voting guidelines adopted by RiskMetrics Group, Inc.

     Clients may obtain a copy of the Proxy Procedures and information about how Alkeon voted a client's proxies by contacting Greg Jakubowsky via e-mail at gjakubowsky@alkeoncapital.com or by telephone at (212) 389-8710.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

        Panayotis Sparaggis has served as the Portfolio Manager of the Fund since its inception. Mr. Sparaggis is the Chief Investment Officer and a controlling person of Alkeon Capital Management, LLC ("Alkeon"), which he founded in December 2001. From May 1995 until the founding of Alkeon, Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.


(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

        OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

        The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Sparaggis managed as of December 31, 2008:

         -------------------- ------------- ------------ ------------------------- -------------- -------------------------
                                                                                      NO. OF
                                                                                     ACCOUNTS
                                               TOTAL                                   WHERE          TOTAL ASSETS IN
          NAME OF PORTFOLIO                   NO. OF                               ADVISORY FEE   ACCOUNTS WHERE ADVISORY
             MANAGER OR         TYPE OF      ACCOUNTS                              IS BASED ON        FEE IS BASED ON
             TEAM MEMBER        ACCOUNTS      MANAGED          TOTAL ASSETS         PERFORMANCE         PERFORMANCE
         -------------------- ------------- ------------ ------------------------- -------------- -------------------------
         Panayotis Sparaggis  Registered
                              Investment         1             $15,173,313               1              $15,173,313
                              Companies:
         -------------------- ------------- ------------ ------------------------- -------------- -------------------------
         Panayotis Sparaggis    Other
                                Pooled           9             $552,927,469              9              $552,927,469
                              Investment
                               Vehicles:
         -------------------- ------------- ------------ ------------------------- -------------- -------------------------
         Panayotis Sparaggis    Other             0                  0                    0                   0
                              Accounts:
         -------------------- ------------- ------------ ------------------------- -------------- -------------------------

         POTENTIAL CONFLICTS OF INTERESTS

         Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

o Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

o Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

o Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

o Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.


(A)(3)    COMPENSATION  STRUCTURE OF PORTFOLIO  MANAGER(S)  OR  MANAGEMENT  TEAM
          MEMBERS

         Mr. Sparaggis' compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its sole principal. The level of Alkeon Capital Management's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

         The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2008.


                                                            Dollar ($)
                                                         Range of Fund
                         Name of Portfolio Manager           Shares
                                   or                     Beneficially
                               TEAM MEMBER                    OWNED

                           Panayotis Sparaggis                NONE


(B) Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2)   Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)   Not applicable.

      (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ADVANTAGE ADVISERS XANTHUS FUND, LLC
             -----------------------------------------------------------
By (Signature and Title)*  /s/ Bryan McKigney
                         -----------------------------------------------
                          Bryan McKigney, Principal Executive Officer
                         (principal executive officer)

Date  March 6, 2009
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                         ------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer
                         (principal executive officer)

Date  March 6, 2009
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         ------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                          (principal financial officer)

Date  March 6, 2009
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.